CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before tax	£ 3,530	£ 3,283
Adjustments for:
Change in operating assets	8,828	(13,288)
Change in operating liabilities	(1,869)	26,163
Non-cash and other items	1,897	(1,196)
Tax paid (net)	(785)	(470)
Net cash provided by operating activities	11,601	14,492
Cash flows from investing activities
Purchase of financial assets	(3,847)	(2,359)
Proceeds from sale and maturity of financial assets	3,654	5,191
Purchase of fixed assets	(3,220)	(1,584)
Proceeds from sale of fixed assets	506	431
Net cash (used in) provided by investing activities	(2,907)	1,679
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,900)	0
Distributions on other equity instruments	(161)	(114)
Dividends paid to non-controlling interests	(30)	(20)
Return of capital contributions	0	(2)
Interest paid on subordinated liabilities	(198)	(199)
Proceeds from issue of other equity instruments	745	0
Repayment of subordinated liabilities	(265)	(1,644)
Borrowings from parent company	389	73
Repayments of borrowings to parent company	(945)	0
Interest paid on borrowings from parent company	(214)	(96)
Net cash used in financing activities	(2,579)	(2,002)
Effects of exchange rate changes on cash and cash equivalents	(70)	1
Change in cash and cash equivalents	6,045	14,170
Cash and cash equivalents at beginning of period	75,201	55,960
Cash and cash equivalents at end of period	£ 81,246	£ 70,130